Loss/Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ (12,214)	¥ (11,836)	¥ 3,192
Weighted average number of shares	16,795,331,016	16,379,509,203	15,104,893,522
Potentially dilutive options	0	0	0
Potentially dilutive other instruments	0	0	0